Equity Capital Structure, Series A Preferred Shares Redemption (Details) - USD ($)			12 Months Ended
	Dec. 08, 2021	Sep. 22, 2017	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 21, 2018
Preferred Shares [Abstract]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred shares, par value (in dollars per share)			$ 0.001		$ 0.001
Redemption of Series A Preferred Shares				$ 14,400,000
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Number of shares issued in share exchange transaction (in shares)		480,000
Preferred shares, dividend rate		9.75%
Preferred shares, par value (in dollars per share)		$ 0.001
Shares redeemed (in shares)	480,000
Liquidation preference per share (in dollars per share)	$ 30
Redemption of Series A Preferred Shares	$ 14,400,000
Accumulated, due or overdue dividends				0
Series B Preferred Shares [Member]
Preferred Shares [Abstract]
Number of shares issued in share exchange transaction (in shares)		12,000
Preferred shares, par value (in dollars per share)		$ 0.001
Common Shares [Member]
Preferred Shares [Abstract]
Number of shares issued in share exchange transaction (in shares)		240,000	2,013,788
Retained Earnings [Member]
Preferred Shares [Abstract]
Redemption of Series A Preferred Shares				$ 11,772,157